Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 15, 2015
Document Creation Date	dei_DocumentCreationDate	Mar. 02, 2016